Supplementary Financial Statements Information (Cost of Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statements Information [Abstract]
Payroll and related benefits	$ 886	$ 723	$ 868
Materials purchased	4,261	3,233	4,507
Subcontracted work	2,469	2,218	1,974
Royalties to the OCS	37		6
Write-down of inventories	581	818	49
Other production costs	499	471	378
Cost of sales, gross	8,733	7,463	7,782
Decrease in inventories	(869)	(398)	(293)
Cost of sales	7,864	7,065	7,489
Inventory write-off due to Carrier products		$ (701)